Subsequent events (Details) $ in Thousands, € in Millions				12 Months Ended
	Jan. 23, 2026 USD ($)	Jan. 15, 2026 USD ($)	Jan. 14, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 12, 2026 USD ($)	Sep. 30, 2025 USD ($)	May 06, 2025 USD ($)	May 06, 2025 EUR (€)
Subsequent events
Capital expenditure				$ 226,787	$ 235,712
Exposure to credit risk on loan commitments and financial guarantee contracts							$ 2,100	$ 1,400	€ 1.2
Sociedad Aeroportuaria Kuntur Wasi S.A.
Subsequent events
Percentage of ownership				50.00%	50.00%
Entering into significant commitments or contingent liabilities | EGOGAL Concession Agreement
Subsequent events
Concession term extension (in years)		6 years
Capital expenditure		$ 4,000
Entering into significant commitments or contingent liabilities | AIA
Subsequent events
Concession term extension (in years)	35 years
Capital expenditure	$ 425,000
Contingent assets | Peruvian proceedings
Subsequent events
Amount received from government			$ 91,200
Issuance of letter of credit | Financial guarantee contracts
Subsequent events
Exposure to credit risk on loan commitments and financial guarantee contracts						$ 2,100